S000011205 [Member] Expense Example - Dodge & Cox Income Fund	Dec. 31, 2024 USD ($)
Dodge & Cox Income – Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
Dodge & Cox Income – Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	199
Expense Example, with Redemption, 10 Years	$ 453